                                   [Logo]



                                   FORTIS
                                    MONEY
                                    FUND



                                Annual Report
                             September 30, 1996

FORTIS MONEY FUND ANNUAL REPORT

CONTENTS

LETTER TO SHAREHOLDERS                                         1

SCHEDULE OF INVESTMENTS                                        2

STATEMENT OF ASSETS AND LIABILITIES                            3

STATEMENT OF OPERATIONS                                        3

STATEMENTS OF CHANGES IN NET ASSETS                            4

NOTES TO FINANCIAL STATEMENTS                                  5

INDEPENDENT AUDITORS' REPORT                                   7

BOARD OF DIRECTORS AND OFFICERS                                8

PRODUCTS AND SERVICES                                          9

- TOLL-FREE PERSONAL ASSISTANCE

 - Shareholder Services

 - (800) 800-2638, Ext. 3012

 - 7:30 a.m. to 5:30 p.m. CST, M-Th

 - 7:30 a.m. to 5:00 p.m. CST, F

- TOLL-FREE INFORMATION LINE

 - For daily account balances,
   transaction activity or net asset
   value information

 - (800) 800-2638, Ext. 4344

 - 24 hours a day

FOR MORE INFORMATION ABOUT FORTIS FINANCIAL GROUP'S FAMILY OF PRODUCTS, CALL YOUR INVESTMENT REPRESENTATIVE OR THE HOME OFFICE AT (800) 800-2638.

TO ORDER PROSPECTUSES OR SALES LITERATURE FOR ANY FORTIS PRODUCT, CALL (800) 800-2638, EXT. 4579.

HOW TO USE THIS REPORT

The letter from the portfolio manager and president provides a detailed analysis of the fund and financial markets. The pie chart shows a breakdown of the fund's assets by industry.

This report is just one of several tools you can use to learn more about your investment in the Fortis Family of Mutual Funds. Your investment representative, who understands your personal financial situation, can best explain the features of your investment and how it's designed to help you meet your financial goals.

                                      Photo

MONEY FUND PORTFOLIO COMPOSITION BY INDUSTRY AS OF 9/30/96

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Consumer Finance                   20.4%
Diversified Finance                15.0%
Banks                              20.5%
Captive Equipment Finance          17.0%
Captive Auto Finance                7.4%
Brokerage & Investment              5.0%
Tobacco                             2.6%
Utilities - Electric                7.3%
Industrial                          4.8%

DEAR SHAREHOLDER,

The Fortis Money Fund, our most conservative mutual fund, chooses investments of the highest quality. All holdings in the portfolio must be consistent with the fund's primary objectives; namely, to provide relative safety of principal, liquidity and current return. Over the past 12 months, we faced some unique investment challenges as the weak economic conditions at the end of 1995 turned and improved markedly in the first and second quarters of 1996. The fund's 12-month total return on September 30, 1996, was 4.74 percent for Class E shares.

SEESAW MARKET CONDITIONS

Over the course of the past year, the money markets had to respond to a wide variety of economic conditions. A year ago, the economy appeared to be weakening, which led us to believe the Federal Reserve Bank would continue to lower rates. Correspondingly, we increased the average maturity of the portfolio's holdings to 60 days because, in our opinion, the market had underestimated how much the Fed would lower rates.

After February's surprisingly strong employment growth, we felt it likely that the Fed would hold short-term rates steady. Therefore, to capture the higher yields available on longer maturing securities, we continued to target a 60-day average maturity in the portfolio. We maintained this stance until September, when moderately strong economic statistics and comments by the Federal Reserve suggesting a need to raise rates caused us to lower the average maturity to 45 days. However, after the Fed left rates unchanged at their September meeting and the release of a surprisingly weak September employment report, we retraced our steps to set the average maturity target at 60 days.

ECONOMIC GROWTH EXPECTED TO CONTINUE

We expect short term rates and consequently your fund's yield to remain near current levels for the rest of 1996. This view is based on our feeling that the Fed will hold off making any policy changes until economic signals are more clear. We also believe the economy will continue to grow 2 to 3 percent through 1997. While inflation is currently restrained, there are some early warning signs pertaining to the labor markets and wages that could prove troublesome in 1997. Should inflation become a problem, we will adjust the portfolio holdings to preserve the fund's primary objectives of liquidity, current value and a stable per share value.

WE APPRECIATE YOUR INVESTMENT

Today's economic and investment climates remain ever-changing, and we appreciate your trust in us as we manage this fund for you. If you have any questions, please call us or your investment professional.

Sincerely,

           [SIGNATURE]                                            [SIGNATURE]
Dean C. Kopperud                                                  Howard G. Hudson
President                                                         Vice President

October 17, 1996

FORTIS MONEY FUND
Schedule of Investments

September 30, 1996

SHORT-TERM INVESTMENTS-100.04%

--------------------------------------------------------------------------------
                                                                                          Standard
                                                                                          & Poor's
    Principal                                                               Maturity       Rating
     Amount                                                      Yield        Date       (Unaudited)      Value (a)
   -----------                                                   ------    ----------   -------------   -------------
                 BANKS-20.53%
   $6,200,000    Banc One Funding Corp. (c)...................   5.43%      10/25/96             A1     $   6,178,052
    6,200,000    Deutsche Bank Financial Inc..................   5.53%      10/21/96             A1         6,181,469
    2,064,000    First Trust Money Market Variable Rate Time
                   Deposit....................................   5.21%      10/01/96            A1+         2,064,000
    4,000,000    First Union Bank NC..........................   5.53%      12/13/96             A1         3,956,606
    3,400,000    Toronto-Dominion Holdings USA, Inc...........   5.53%      01/03/97            A1+         3,352,681
    3,000,000    Toronto-Dominion Holdings USA, Inc...........   5.55%      10/10/96            A1+         2,996,002
                                                                                                        -------------
                                                                                                           24,728,810
                                                                                                        -------------
                 BROKERAGE AND INVESTMENT-4.98%
    6,000,000    Merrill Lynch & Co., Inc.....................   5.59%      10/01/96            A1+         6,000,000
                                                                                                        -------------
                 CAPTIVE AUTO FINANCE-7.39%
    3,200,000    Ford Motor Credit Corp.......................   5.57%      10/28/96             A1         3,187,016
    1,800,000    General Motors Acceptance Corp...............   5.60%      11/01/96            P1*         1,791,723
    4,000,000    General Motors Acceptance Corp...............   5.57%      01/27/97            P1*         3,929,331
                                                                                                        -------------
                                                                                                            8,908,070
                                                                                                        -------------
                 CAPTIVE EQUIPMENT FINANCE-17.04%
    2,750,000    General Electric Capital Corp., Medium Term
                   Note.......................................   5.12%      01/27/97            AAA         2,749,457
    6,300,000    IBM Credit Corp..............................   5.49%      10/30/96             A1         6,272,696
    6,300,000    John Deere Capital Corp......................   5.53%      11/20/96             A1         6,252,750
    5,000,000    PACCAR Financial Co..........................   5.43%      11/12/96             A1         4,969,200
      300,000    PACCAR Financial Co..........................   5.79%      06/13/97             A1           288,355
                                                                                                        -------------
                                                                                                           20,532,458
                                                                                                        -------------
                 CONSUMER FINANCING-20.43%
    6,200,000    American Express.............................   5.45%      11/25/96             A1         6,149,797
    6,300,000    American General Finance Corp................   5.44%      11/26/96             A1         6,248,158
    2,500,000    Beneficial Corp..............................   5.52%      12/17/96             A1         2,471,446
    3,900,000    Commercial Credit Corp.......................   5.44%      11/06/96             A1         3,879,213
    5,900,000    Household Finance Corp.......................   5.44%      11/18/96             A1         5,858,385
                                                                                                        -------------
                                                                                                           24,606,999
                                                                                                        -------------
                 DIVERSIFIED FINANCE-14.97%
    2,742,000    Associates Corp. Master Variable Rate Note...   5.31%      10/01/96            A1+         2,742,000
    6,300,000    CIT Group Holdings Inc.......................   5.56%      11/01/96             A1         6,270,705
    3,300,000    General Electric Capital Corp................   5.58%      10/23/96            A1+         3,289,110
    5,800,000    Prudential Funding Corp......................   5.47%      12/18/96             A1         5,733,397
                                                                                                        -------------
                                                                                                           18,035,212
                                                                                                        -------------
                 INDUSTRIAL-4.81%
    5,800,000    Xerox Credit Corp............................   5.40%      10/11/96             A1         5,791,493
                                                                                                        -------------
                 TOBACCO-2.57%
    3,100,000    Phillip Morris Cos., Inc.....................   5.58%      10/15/96             A1         3,093,454
                                                                                                        -------------
                 UTILITIES-ELECTRIC-7.32%
    2,200,000    Central & South West Credit Corp.............   5.54%      10/11/96             A1         2,196,663
    2,700,000    Central & South West Credit Corp.............   5.37%      10/04/96             A1         2,698,817
    3,399,000    South Carolina Fuel Co. (c)..................   5.44%      10/04/96             A1         3,397,485
      529,000    Wisconsin Electric Fuel Trust................   5.41%      10/08/96            A1+           528,455
                                                                                                        -------------
                                                                                                            8,821,420
                                                                                                        -------------
                 TOTAL INVESTMENTS IN SECURITIES (COST:
                   $120,517,916) (B)..........................                                          $ 120,517,916
                                                                                                        -------------
                                                                                                        -------------

 (a) See Note1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (b) Also represents the cost of securities for federal income tax purposes.
 (c) Commercial paper sold within the terms of a private placement memorandum, exempt from registration under section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". This security has been determined to be liquid under guidelines established by the Board of Directors.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
  * Moody's

FORTIS MONEY FUND

Statement of Assets and Liabilities

September 30, 1996

--------------------------------------------------------------------------------
ASSETS
  Short-term investments, as detailed in
    the accompanying schedule, at
    amortized cost (approximates market)
    (Note 1)............................  $  120,517,916
  Cash on deposit with custodian........             689
  Receivables:
    Interest and dividends..............          36,259
  Deferred registration costs (Note
    1)..................................          49,660
                                          --------------
TOTAL ASSETS............................     120,604,524
                                          --------------
LIABILITIES
  Cash portion of dividends payable.....          33,708
  Payable for investment advisory and
    management fees (Note 2)............          62,311
  Payable for distribution fees (Note
    2)..................................               8
  Accounts payable and accrued
    expenses............................          44,357
                                          --------------
TOTAL LIABILITIES.......................         140,384
                                          --------------
NET ASSETS
  Net proceeds of capital stock, par
    value $.01 per share- authorized
    50,000,000,000 shares...............  $  120,464,140
                                          --------------
SHARES OUTSTANDING AND NET ASSET VALUE
  PER SHARE:
  Class A shares (based on net assets of
    $120,375,422 and 120,375,422 shares
    outstanding)........................           $1.00
                                          --------------
  Class B shares (based on net assets of
    $27,851 and 27,851 shares
    outstanding)........................           $1.00
                                          --------------
  Class C shares (based on net assets of
    $458 and 458 shares outstanding)....           $1.00
                                          --------------
  Class H shares (based on net assets of
    $60,409 and 60,409 shares
    outstanding)........................           $1.00
                                          --------------

FORTIS MONEY FUND

Statement of Operations

For the Year Ended September 30, 1996

--------------------------------------------------------------------------------
NET INVESTMENT INCOME:
  Income
    Interest income.....................  $ 6,663,041
                                          ------------
  Expenses:
    Investment advisory and management
     fees (Note 2)......................      722,862
    Distribution fees (Class B) (Note
     2).................................          441
    Distribution fees (Class C) (Note
     2).................................          154
    Distribution fees (Class H) (Note
     2).................................          583
    Legal and auditing fees (Note 2)....       25,629
    Custodian fees......................       19,659
    Shareholders' notices and reports...       39,731
    Registration fees (Note 1)..........      143,079
    Directors' fees and expenses........       15,693
    Transfer agent expenses (Note 2)....      114,200
    Other...............................        7,085
                                          ------------
  Total expenses........................    1,089,116
                                          ------------
NET INVESTMENT INCOME...................    5,573,925
                                          ------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS.........................  $ 5,573,925
                                          ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS MONEY FUND

Statements of Changes in Net Assets

--------------------------------------------------------------------------------
                                             FOR THE          FOR THE
                                            YEAR ENDED       YEAR ENDED
                                          SEPTEMBER 30,    SEPTEMBER 30,
                                               1996             1995
                                          --------------   --------------
INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS
  Net investment income.................  $    5,573,925   $    4,874,328
                                          --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.............................      (5,567,690)      (4,870,511)
    Class B.............................          (2,121)              --
    Class C.............................          (1,212)            (113)
    Class H.............................          (2,902)          (3,704)
                                          --------------   --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.....      (5,573,925)      (4,874,328)
                                          --------------   --------------
CAPITAL STOCK TRANSACTIONS (AT CONSTANT
  $1.00 NET ASSET VALUE PER SHARE):
  Proceeds from sale of shares
    Class A.............................     289,819,879      207,903,318
    Class B.............................         528,590               --
    Class C.............................         115,173           12,134
    Class H.............................         382,158          705,336
  Proceeds from shares issued as a
    result of reinvested dividends
    Class A.............................       5,017,020        4,461,202
    Class B.............................           1,586               --
    Class C.............................           1,139              112
    Class H.............................           2,280            2,867
  Less cost of repurchase of shares
    Class A.............................    (279,933,849)    (212,551,606)
    Class B.............................        (502,325)              --
    Class C.............................        (125,075)          (3,025)
    Class H.............................        (445,978)        (586,254)
                                          --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS
FROM SHARE TRANSACTIONS.................      14,860,598          (55,916)
                                          --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
ASSETS..................................      14,860,598          (55,916)
NET ASSETS:
  Beginning of year.....................     105,603,542      105,659,458
                                          --------------   --------------
  End of year...........................  $  120,464,140   $  105,603,542
                                          --------------   --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS MONEY FUND

Notes to Financial Statements

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: The fund is a diversified series of Fortis Money Portfolios, Inc., an open-end management investment company. The primary investment objective of the fund is maximum current income to the extent consistent with stability of principal. The Articles of Incorporation of Fortis Money Portfolios, Inc. permits the Board of Directors to create additional portfolios in the future.

   The fund offers Class A, Class B, Class C and Class H shares. The fund began to issue multiple class shares effective November 14, 1994. Class B and H shares may be subject to a contingent deferred sales charge for six years, and such shares automatically convert to Class A after eight years. Class C shares may be subject to a contingent deferred sales charge for one year. Class A shares of the Fund will be offered to investors generally, while Class B, C and H will be available only for exchange from the corresponding class of any other fund. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between classes. Income, expenses (other than expenses incurred under each class's distribution agreement) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

   SECURITY VALUATION: Pursuant to Rule 2a-7 under the Investment Company Act of 1940, investments are valued at amortized cost which assumes a constant amortization to maturity of discount or premium. The use of this method results in a constant net asset value of $1.00.

   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date. Interest income including amortization of premium and discount, is recorded on the accrual basis. For the year ended September 30, 1996, the cost of purchases and proceeds from sales of short-term securities aggregated $686,767,331 and $671,900,483 respectively.

   INCOME TAXES: The fund intends to qualify, under the Internal Revenue Code, as a regulated investment company and if so qualified, will not have to pay federal income taxes to the extent its taxable net income is distributed. On a calendar year basis, the fund intends to distribute substantially all of its net investment income and realized gains, if any, to avoid the payment of federal excise taxes.

   DEFERRED COSTS: Registration costs are deferred and charged to income over the registration period.

   INCOME DISTRIBUTIONS: It is the policy of the fund to declare a distribution of all its net investment income each day the New York Stock Exchange is open, to shareholders of record the previous day, to be paid on the last business day of each month.

   USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. PAYMENTS TO RELATED PARTIES: Fortis Advisers, Inc. is the investment adviser for the fund. Investment advisory and management fees are computed at an annual rate of .6% of the first $500 million of average daily net assets and .55% of average daily net assets in excess of $500 million.

   Pursuant to a plan adopted under Rule 12b-1 of the Investment Company Act of 1940, Fortis Advisers uses .2% of its advisory and management fee to pay for distribution expenses. Classes B, C and H pay Fortis Investors, Inc. (the fund's principal underwriter) additional distribution fees equal to .8% of average daily net assets (of the respective classes) on an annual basis. Fortis Investors, Inc. also received sales charges (paid by redeemers of the funds' shares) aggregating $1,598 for Class B, $61 for Class C and $1,972 for Class H.

   The fund also reimburses Fortis Advisers, Inc. for direct transfer agent expenses such as postage.

   Legal fees and expenses aggregating $10,065 for the year ended September 30, 1996 were paid to a law firm of which the secretary of the fund is a partner.

FORTIS MONEY FUND

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS Selected per share and other historical data was as follows:

                                                        For the Year Ended September 30,
                                           -----------------------------------------------------------
                                                                     Class A
                                           -----------------------------------------------------------
                                             1996         1995         1994         1993        1992
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $    1.00    $    1.00    $    1.00    $   1.00    $   1.00
                                           ---------    ---------    ---------    --------    --------
Operations:
  Investment income - net...............         .05          .05          .03         .02         .03
                                           ---------    ---------    ---------    --------    --------
Distributions to shareholders:
  From investment income - net..........        (.05)        (.05)        (.03)       (.02)       (.03)
                                           ---------    ---------    ---------    --------    --------
Net asset value, end of period..........   $    1.00    $    1.00    $    1.00    $   1.00    $   1.00
                                           ---------    ---------    ---------    --------    --------
Total return @..........................        4.74%        5.03%        2.92%       2.36%       3.61%
Net assets end of period (000s
  omitted)..............................   $ 120,375    $ 105,472    $ 105,659    $ 94,399    $ 98,302
Ratio of expenses to average daily net
  assets................................         .91%         .91%         .88%        .93%        .83%
Ratio of net investment income to
  average daily net assets..............        4.67%        4.91%        2.92%       2.34%       3.59%

*    Annualized
*** For the period from June 14, 1995 (date of first investment) to September 30, 1995.
**** For the period from March 16, 1995 (date of first investment) to
     September 30, 1995.
@ These are the portfolio's total returns during the periods, including reinvestment of all distributions.
+ For the period from October 9, 1995 (date of first investment) to September 30, 1996.
++ No activity for the period from November 14, 1994 (commencement of operations) to September 30, 1995.
(a) Advisers has reimbursed expenses for 12b-1 fees charged in excess of National Association of Securities Dealers limitations. For the year ending September 30, 1996, had the reimbursement not been made, the ratios of expenses and net investment income to average daily net assets would have been 1.71% and 4.08%, respectively, for class C.

                                                        For the Year Ended September 30,
                                           -----------------------------------------------------------
                                               Class B               Class C              Class H
                                           ----------------    -------------------    ----------------
                                           1996+     1995++      1996       1995***    1996     1995****
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $1.00     $  --     $    1.00    $1.00     $ 1.00    $1.00
                                           ------    ------    ---------    ------    ------    ------
Operations:
  Investment income - net...............     .04        --           .05      .01        .04      .02
                                           ------    ------    ---------    ------    ------    ------
Distributions to shareholders:
  From investment income - net..........    (.04)       --          (.05)    (.01)      (.04)    (.02)
                                           ------    ------    ---------    ------    ------    ------
Net asset value, end of period..........   $1.00     $  --     $    1.00    $1.00     $ 1.00    $1.00
                                           ------    ------    ---------    ------    ------    ------
Total return @..........................    4.11%       --          4.97%    1.33%      4.04%    2.52%
Net assets end of period (000s
  omitted)..............................   $  28     $  --     $       1    $   9     $   60    $ 122
Ratio of expenses to average daily net
  assets................................    1.71%*      --          1.46%(a)  1.71%*    1.71%    1.71%*
Ratio of net investment income to
  average daily net assets..............    3.99%*      --          4.33%(a)  4.46%*    4.03%    4.43%*

*    Annualized
*** For the period from June 14, 1995 (date of first investment) to September 30, 1995.
**** For the period from March 16, 1995 (date of first investment) to
     September 30, 1995.
@ These are the portfolio's total returns during the periods, including reinvestment of all distributions.
+ For the period from October 9, 1995 (date of first investment) to September 30, 1996.
++ No activity for the period from November 14, 1994 (commencement of operations) to September 30, 1995.
(a) Advisers has reimbursed expenses for 12b-1 fees charged in excess of National Association of Securities Dealers limitations. For the year ending September 30, 1996, had the reimbursement not been made, the ratios of expenses and net investment income to average daily net assets would have been 1.71% and 4.08%, respectively, for class C.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders

Fortis Money Portfolios, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of Fortis Money Fund (a series of Fortis Money Portfolios, Inc.) as of September 30, 1996, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended September 30, 1996, and the financial highlights presented in footnote 3 to the financial statements. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Fortis Money Fund at September 30, 1996 and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period ended September 30, 1996, and the financial highlights presented in footnote 3 to the financial statements, in conformity with generally accepted accounting principles.

KPMG Peat Marwick LLP

Minneapolis, Minnesota
November 8, 1996

DIRECTORS AND OFFICERS

DIRECTORS     Richard W. Cutting         CPA AND FINANCIAL CONSULTANT
              Allen R. Freedman          CHAIRMAN AND CHIEF EXECUTIVE OFFICER,
                                           FORTIS, INC. MANAGING DIRECTOR OF
                                           FORTIS INTERNATIONAL, N.V.
              Dr. Robert M. Gavin        INTERIM PRESIDENT, HAVERFORD COLLEGE.
                                           PRIOR TO JULY 1996, PRESIDENT
                                           MACALESTER COLLEGE
              Benjamin S. Jaffray        CHAIRMAN, SHEFFIELD GROUP, LTD.
              Jean L. King               PRESIDENT, COMMUNI-KING
              Dean C. Kopperud           CHIEF EXECUTIVE OFFICER AND DIRECTOR,
                                           FORTIS ADVISERS, INC. PRESIDENT AND
                                           DIRECTOR, FORTIS INVESTORS, INC.
                                           SENIOR VICE PRESIDENT AND DIRECTOR,
                                           FORTIS BENEFITS INSURANCE COMPANY,
                                           TIME INSURANCE COMPANY
              Edward M. Mahoney          PRIOR TO JANUARY, 1995, CHAIRMAN AND
                                           CHIEF EXECUTIVE OFFICER, FORTIS
                                           ADVISERS, INC., FORTIS INVESTORS,
                                           INC.
              Robb L. Prince             FINANCIAL AND EMPLOYEE BENEFIT
                                           CONSULTANT PRIOR TO JULY, 1995, VICE
                                           PRESIDENT AND TREASURER, JOSTENS,
                                           INC.
              Leonard J. Santow          PRINCIPAL, GRIGGS & SANTOW, INC.
              Noel Shadko                MARKETING CONSULTANT PRIOR TO MAY,
                                           1996, SENIOR VICE PRESIDENT OF
                                           MARKETING & STRATEGIC PLANNING,
                                           ROLLERBLADE, INC.
              Joseph M. Wikler           INVESTMENT CONSULTANT AND PRIVATE
                                           INVESTOR PRIOR TO JANUARY, 1994,
                                           DIRECTOR OF RESEARCH, CHIEF
                                           INVESTMENT OFFICER, PRINCIPAL, AND
                                           DIRECTOR, THE ROTHSCHILD CO.

OFFICERS

Dean C. Kopperud
  PRESIDENT AND DIRECTOR
Robert W. Beltz, Jr.
  VICE PRESIDENT
James S. Byrd
  VICE PRESIDENT
Charles J. Dudley
  VICE PRESIDENT
Thomas D. Gualdoni
  VICE PRESIDENT
Maroun M. Hayek
  VICE PRESIDENT
Howard G. Hudson
  VICE PRESIDENT
Robert C. Lindberg
  VICE PRESIDENT
Charles L. Mehlhouse
  VICE PRESIDENT
Kevin J. Michels
  VICE PRESIDENT
Jon H. Nicholson
  VICE PRESIDENT
Fred Obser
  VICE PRESIDENT
Dennis M. Ott
  VICE PRESIDENT
Christopher J. Pagano
  VICE PRESIDENT
David A. Peterson
  VICE PRESIDENT
Nicholas L. M. de Peyster
  VICE PRESIDENT
Stephen M. Poling
  VICE PRESIDENT
Stephen M. Rickert
  VICE PRESIDENT
Richard P. Roche
  VICE PRESIDENT
Rhonda J. Schwartz
  VICE PRESIDENT
Keith R. Thomson
  VICE PRESIDENT
Christopher J. Woods
  VICE PRESIDENT
Gary N. Yalen
  VICE PRESIDENT
Michael J. Radmer
  SECRETARY
Tamara L. Fagely
  TREASURER

INVESTMENT MANAGER, REGISTRAR   Fortis Advisers, Inc.
AND TRANSFER AGENT              BOX 64284, ST. PAUL, MINNESOTA 55164

PRINCIPAL UNDERWRITER           Fortis Investors, Inc.
                                BOX 64284, ST. PAUL, MINNESOTA 55164

CUSTODIAN                       First Bank National Association
                                MINNEAPOLIS, MINNESOTA

GENERAL COUNSEL                 Dorsey & Whitney LLP
                                MINNEAPOLIS, MINNESOTA

INDEPENDENT AUDITORS            KPMG Peat Marwick LLP
                                MINNEAPOLIS, MINNESOTA

The use of this material is authorized only when preceded or accompanied by a prospectus.

FORTIS FINANCIAL GROUP'S OTHER PRODUCTS AND SERVICES

MUTUAL                 Fortis Bond Funds           MONEY FUND
FUNDS/PORTFOLIOS                                   U.S. GOVERNMENT
CONVENIENT ACCESS TO                               SECURITIES FUND
A BROAD RANGE OF                                   TAX-FREE MINNESOTA
SECURITIES                                         PORTFOLIO
                                                   TAX-FREE NATIONAL
                                                   PORTFOLIO
                                                   TAX-FREE NEW YORK
                                                   PORTFOLIO
                                                   HIGH YIELD PORTFOLIO
                       Fortis Stock Funds          ASSET ALLOCATION
                                                   PORTFOLIO
                                                   VALUE FUND
                                                   GROWTH & INCOME FUND
                                                   CAPITAL FUND
                                                   FIDUCIARY FUND
                                                   GLOBAL GROWTH PORTFOLIO
                                                   GROWTH FUND
                                                   CAPITAL APPRECIATION
                                                   PORTFOLIO

FIXED AND VARIABLE     Fortis Opportunity Fixed    FIXED ACCOUNT
ANNUITIES              & Variable Annuity          MONEY MARKET SUBACCOUNT
TAX-DEFERRED           Masters Variable Annuity    U.S. GOVERNMENT
INVESTING                                          SECURITIES SUBACCOUNT
                                                   DIVERSIFIED INCOME
                                                   SUBACCOUNT
                                                   GLOBAL BOND SUBACCOUNT
                                                   HIGH YIELD SUBACCOUNT
                                                   ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   GLOBAL ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   VALUE SUBACCOUNT
                                                   GROWTH & INCOME
                                                   SUBACCOUNT
                                                   S&P 500 INDEX SUBACCOUNT
                                                   BLUE CHIP STOCK
                                                   SUBACCOUNT
                                                   GLOBAL GROWTH SUBACCOUNT
                                                   GROWTH STOCK SUBACCOUNT
                                                   INTERNATIONAL STOCK
                                                   SUBACCOUNT
                                                   AGGRESSIVE GROWTH
                                                   SUBACCOUNT
                       Fortune Fixed Annuities     SINGLE PREMIUM ANNUITY
                                                   FLEXIBLE PREMIUM ANNUITY
                       Income Annuities            GUARANTEED FOR LIFE
                                                   GUARANTEED FOR A
                                                   SPECIFIED PERIOD

LIFE                   Wall Street Series          FIXED ACCOUNT
INSURANCE PROTECTION   Variable Universal Life     MONEY MARKET SUBACCOUNT
AND TAX-DEFERRED       Insurance                   U.S. GOVERNMENT
INVESTMENT                                         SECURITIES SUBACCOUNT
OPPORTUNITY                                        DIVERSIFIED INCOME
                                                   SUBACCOUNT
                                                   GLOBAL BOND SUBACCOUNT
                                                   HIGH YIELD SUBACCOUNT
                                                   ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   GLOBAL ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   VALUE SUBACCOUNT
                                                   GROWTH & INCOME
                                                   SUBACCOUNT
                                                   S&P 500 INDEX SUBACCOUNT
                                                   BLUE CHIP STOCK
                                                   SUBACCOUNT
                                                   GLOBAL GROWTH SUBACCOUNT
                                                   GROWTH STOCK SUBACCOUNT
                                                   INTERNATIONAL STOCK
                                                   SUBACCOUNT
                                                   AGGRESSIVE GROWTH
                                                   SUBACCOUNT
                       Adaptable Life
                       Universal Life

FORTIS FINANCIAL GROUP manages and distributes mutual funds, annuities and life insurance products. The mutual funds, variable life and variable annuity products are distributed through FORTIS INVESTORS, INC. and managed by FORTIS ADVISERS, INC. The insurance products are issued by FORTIS BENEFITS INSURANCE COMPANY, FIRST FORTIS LIFE INSURANCE COMPANY and TIME INSURANCE COMPANY.

FOR MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS. WRITE TO: FORTIS INVESTORS, INC., P.O. BOX 64284, ST. PAUL, MN 55164. READ IT CAREFULLY BEFORE INVESTING OR SENDING MONEY.

Fortis Financial Group

   Fortis Financial Group (FFG) provides solutions for customers' financial needs using mutual funds, annuities and life insurance. Besides our own array of quality products, we create and deliver customized products for other financial service providers. Like the Fortis name, which comes from the Latin for strong and steadfast, we concentrate on the customer relationships we build, the services we provide, the solutions we offer and the performance we seek.

   FFG includes Fortis Advisers, Inc., an established money manager, as well as Fortis Investors, Inc., a broker dealer with nationwide sales and marketing influence. The guarantees in our insurance products are underwritten by Fortis Benefits Insurance Company and Time Insurance Company.

   Fortis Financial Group is part of Fortis, Inc., a financial services company that provides specialty insurance and investment products to individuals, businesses, associations and other financial services organizations in the United States. Fortis, Inc., is part of Fortis, a worldwide group of companies active in the fields of insurance, banking and investment. Fortis is jointly owned by Fortis AMEV of The Netherlands and Fortis AG of Belgium.




[Logo]                                                         Bulk Rate
Fortis Financial Group                                         US Postage
P.O. Box 64284                                                    PAID
St. Paul, MN 55164                                           Permit No. 3794
                                                             Minneapolis, MN



FORTIS MONEY FUND








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95221 (Ed. 11/96)